Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous liabilities [abstract]
Summary of Accrued Expenses and Other Liabilities Explanatory
Details of other liabilities as of December 31, 2020 and 2021, are as follows:

	December 31, 2020		December 31, 2021
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	14,247,067	￦	11,175,682
Prepaid card and debit card payables		31,184		33,972
Accrued expenses		2,787,360		2,620,819
Financial guarantee contracts liabilities		49,286		52,603
Deposits for letter of guarantees and others		1,103,876		1,093,680
Domestic exchange settlement credits		938,039		5,125,430
Foreign exchange settlement credits		134,678		169,264
Due to trust accounts		7,542,955		7,033,849
Liabilities incurred from agency relationships		765,844		739,276
Account for agency business		400,507		423,798
Dividend payables		478		474
Lease liabilities		559,113		578,808
Others		51,901		446,747

		28,612,288		29,494,402

Other non-financial liabilities
Other payables		386,094		348,003
Unearned revenue		669,908		656,375
Accrued expenses		815,941		956,461
Deferred revenue on credit card points		211,815		214,053
Withholding taxes		180,092		164,333
Separate account liabilities		10,701,404		11,071,159
Others		226,481		225,696

		13,191,735		13,636,080

	￦	41,804,023	￦	43,130,482